Income Tax - Corporation tax rate to the Company's effective tax rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Statutory rate	25.00%
Israeli
Effective Income Tax Rate Reconciliation [Line Items]
Statutory rate	23.00%	23.00%	23.00%
Nondeductible items	(3.00%)	(9.00%)	(4.00%)
Change in valuation allowance	(20.00%)	(14.00%)	(19.00%)